RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2021
Related Party Transactions
RELATED PARTY TRANSACTIONS

18. RELATED PARTY TRANSACTIONS

For the years ended December 31, 2021 2020 and 2019, the Company recorded the following transactions with related parties:

a)	$150,000 in management fees (2020 - $150,000; 2019 - $31,250) to the Chief Executive Officer of the Company along with a bonus award of $35,000 (2020 and 2019 - $nil).

b)	$20,000 in management fees to the former President and Chief Executive Officer of the Company (2020 - $120,000; 2019 - $143,750).

c)	$nil in consulting fees to the Chief Executive Officer and former Executive Vice President of the Company (2020 - $nil; 2019 - $45,000).

d)	$120,000 in professional fees (2020 - $120,000; 2019 - $75,000) to a company controlled by the Chief Financial Officer of the Company along with a bonus award of $30,000 (2020 and 2019 - $nil).

e)	$127,500 in consulting fees (2020 - $120,000; 2019 - $126,667) to the Chief Technology Officer of the Company along with a bonus award $35,000 (2020 and 2019 - $nil).

f)	$nil in consulting fees to a Company of which a former Chief Financial Officer and former Corporate Secretary of the Company are employees (2020 - $nil; 2019 - $47,270).

g)	$nil in professional fees to a Company controlled by a former Chief Financial Officer (2020 - $nil; 2019 - $14,000).

h)	In 2020 the Company issued an aggregate of 1,900,000 shares in settlement of $47,500 in amounts owing to certain directors and officers of the Company for services received in 2019. The shares issued to the related parties are subject to a four month plus one day hold period. There was no gain or loss on settlement.

Avricore Health Inc.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2021, 2020 and 2019

(Expressed in Canadian Dollars)

18. RELATED PARTY TRANSACTIONS (continued)

Related party transactions not otherwise described in the consolidated financial statements are shown below. The remuneration of the Company’s directors and other members of key management, who have the authority and responsibility for planning, directing and controlling the activities of the Company directly or indirectly, consist of the following:

	Year ended December 31,
	2021	2020	2019
	$	$	$
Consulting fees	162,500	120,000	218,936
Management fees	205,000	270,000	175,000
Professional fees	150,000	120,000	89,000
Share-based compensation	264,393	58,159	41,383
	781,893	568,159	524,319

As at December 31, 2021, 2020 and 2019, the following amounts due to related parties were included in accounts payable and accrued liabilities:

Due to	2021	2020	2019
	$	$	$
President and former Chief Executive Officer	-	-	134,339
Chief Executive Officer	-	-	59,304
Company controlled by the CFO	-	-	5,513
Officer of HealthTab Inc.	-	-	122,500
Total	-	-	321,656